Revenue	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Revenue
5	Revenue

During the years ended December 31, 2016, 2017 and 2018, revenue contributed from subscription packages amounted to RMB1,279 million, RMB 1,841 million and RMB2,499 million, respectively.

As of December 2017 and 2018, contracts costs related to contracts with customers are not material to the Group. Details of contract liabilities were disclosed in Note 23.